Stock-Based Compensation	9 Months Ended	12 Months Ended
	Dec. 31, 2012	Mar. 31, 2012
Stock-Based Compensation
10.	Stock-Based Compensation

The Company has adopted performance incentive plans (the 2004 Stock Option Plan and the Omnibus Incentive Plan, which together are the “Plans”) under which nonqualified stock options, restricted stock units and performance share units are granted to eligible employees, officers and directors. The Company has also granted non-plan performance based option awards to certain key management. Options granted under Plans to date generally vest over a two- to five-year period from the date of grant. Vested options can be exercised and generally expire ten years after the grant date. The restricted stock units granted to employees vest 50% on the second anniversary of the grant date, and the remaining 50% on the third anniversary of the grant date, provided continuance of employment with the Company. The performance share units granted to employees vest based on achievement of required cumulative compounded earnings per share growth during the three-year period ending March 31, 2015. Stock-based compensation expense included in selling, general and administrative expenses was $230,000 and $151,000 for the three months ended December 31, 2012 and 2011, respectively, and was $677,000 and $390,000 for the nine months ended December 31, 2012 and 2011, respectively.

The following table summarizes the activity of stock options during the nine months ended December 31, 2012:

	Number of Shares	Weighted-Average Exercise Price

Balance, March 31, 2012	1,759,367	$9.56
Granted	2,562	36.30
Cancelled	(15,606)	16.62
Exercised	(610,791)	6.38

Balance, December 31, 2012	1,135,532	$11.24

The following table summarizes the activity of unvested restricted stock units and performance share units during the nine months ended December 31, 2012:

Shares-Based Awards	Shares	Weighted- Average Grant Date Fair Value

Unvested at March 31, 2012	65,899	$19.00
Granted	7,220	44.07
Vested	—	—
Performance Shares Adjustment	—	—
Forfeited	(3,568)	19.00

Unvested at December 31, 2012	69,551	$21.60

As of December 31, 2012, there was $2.8 million of total unrecognized compensation cost related to unvested share-based compensation arrangements, which is expected to be recognized over a weighted average period of 2.9 years.

11.	Stock Option Plans

2004 Stock Option Plan

In November 2004, the Board of Directors of the Company adopted the 2004 Stock Option Plan (the “2004 Plan”). Under the 2004 Plan, as amended, 1,859,078 shares of the Company’s common stock, in the form of incentive and non-qualified stock options, may be granted to eligible employees, directors and consultants. Vesting and exercise provisions are determined by the Board of Directors at the time of grant. Options granted to date generally vest annually on a straight-line basis over a two- to five-year period from the date of grant. Vested options can be exercised at any time and generally expire ten years after the grant date. Options may be exercised once vested at the price per share, determined by the Board of Directors when granted, which approximates the fair market value at the grant date. In the event that nonqualified option holder’s continuous service terminates, the option holder generally has three months from the date of termination in which to exercise vested options.

As of February 22, 2012, the 2004 Plan provided that the Company may issue options to purchase up to 423,313 shares of our common stock, the Company’s compensation committee determined that no further awards would be granted under the 2004 Plan. The total number of shares of common stock issuable upon exercise of options outstanding and the total number of shares of common stock provided for under the 2004 Plan or any other stock option plan or similar plan or agreement may not exceed 30% of outstanding shares of the Company’s common stock. If outstanding stock options expire or are canceled without having been fully exercised, the underlying shares will not become available for purposes of the 2004 Plan.

Annie’s, Inc. Omnibus Incentive Plan

In February 2012, the Board of Directors adopted and the Company’s shareholders approved the Omnibus Incentive Plan, which became effective subject to the completion of our IPO. A total of 867,570 shares of common stock were initially reserved for future issuance under the Omnibus Incentive Plan. Any shares covered by an award that are forfeited, expired, canceled, settled in cash or otherwise terminated without delivery of shares to the grantee will be available for future grants under the Omnibus Incentive Plan. However, shares surrendered to or withheld by the Company in payment or satisfaction of the exercise price of an award or any tax withholding obligation with respect to an award will not be available for the grant of new awards. The Omnibus Incentive Plan provides for grants of incentive stock options, or ISOs, non-qualified stock options, or NSOs, stock appreciation rights, or SARs, restricted stock, restricted stock units, performance awards, other stock-based awards and cash-based incentive awards.

Effective March 27, 2012, the Company granted option awards for the right to purchase 261,564 shares of common stock, 16,700 restricted stock units and 49,199 performance share units to its employees. As of March 27, 2012, the weighted-average grant date fair value of the options, restricted stock units and performance share units was $7.15, $19.00 and $19.00, respectively. The options granted to employees vest in four equal installments beginning on the second anniversary of the grant date, and on each anniversary thereafter, provided continuance of employment with the Company. The restricted stock units granted to employees vest 50% on the second anniversary of the grant date, and the remaining 50% on the third anniversary of the grant date, provided continuance of the employment with the Company. The performance share units granted to employees vest based on achievement of required cumulative compounded earnings per share growth during the three-year period beginning at the first fiscal quarter beginning after the grant date and ending March 31, 2015. As of March 31, 2012, the Omnibus Incentive Plan provides that the Company may issue awards to purchase up to 540,107 shares of our common stock.

Non-plan Stock Option Awards

The Company granted performance based option awards for the right to purchase 176,615 shares of common stock to certain key management prior to fiscal 2012, all of which were vested in full as of March 31, 2012. Vesting and exercise provisions are determined by the Board of Directors at the time of grant. Options granted to date vest according to the performance feature underlying the grant. Vested options can be exercised at any time and expire generally five to ten years after the grant date. In the event that an option holder’s continuous service terminates, the option holder generally has three months from the date of termination in which to exercise vested options.

Activity of stock options under our 2004 Plan, non-plan option awards and Omnibus Incentive Plan is set forth below:

	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Life (in Years)	Aggregate Intrinsic Value
				(in thousands)
Balance, March 31, 2010	1,488,545	$6.69
Exercised	(3,717)	7.00
Cancelled	(48,959)	7.41

Balance, March 31, 2011	1,435,869	$6.66
Reserved	—	—
Repurchased	(50,272)	4.98
Granted	428,883	18.36
Cancelled	(33,777)	7.95
Exercised	(21,336)	5.09

Balance, March 31, 2012	1,759,367	$9.56

Vested and expected to vest—March 31, 2012	1,583,019	$8.57	4.4	$41,579

Exercisable—March 31, 2012	1,302,603	$6.68	3.4	$36,680

The following table summarizes information about stock options outstanding at March 31, 2012:

	Options Outstanding
Exercise Price	Stock Options Outstanding	Weighted- Average Remaining Contractual Life (in Years)	Options Exercisable
$3.70—3.70	117,896	0.6	117,896
4.93—5.20	357,218	2.2	357,218
6.62—6.62	327,995	4.3	327,995
7.30—7.95	98,534	2.5	98,534
8.55—8.75	137,577	4.8	131,631
8.88—8.88	291,264	4.8	269,329
16.94—17.55	167,319	9.2	—
19.00—19.00	261,564	10.0	—

	1,759,367	5.0	1,302,603

The Company uses the Black-Scholes option pricing model to determine the fair value of stock options. The valuation model for stock compensation expense requires the Company to make assumptions and judgments about the variables used in the calculation including the expected term (weighted-average period of time that the options granted are expected to be outstanding); volatility of the Company’s common stock, an assumed-risk-free interest rate and the estimated forfeitures of unvested stock options.

	Fiscal Year Ended March 31,
	2012	2011	2010
Expected term (in years)	5.2 - 6.9	N/A	6.9
Expected volatility	41% - 42%	N/A	42%
Risk-free interest rate	1.1% - 3.1%	N/A	4.6%
Expected dividend rate	0%	N/A	0%

Fair Value of Common Stock. The fair value of the shares of common stock underlying the stock options has historically been determined by the Board of Directors. Because there had been no public market for the Company’s common stock prior to March 28, 2012, the Board of Directors has determined fair value of the common stock at the time of grant of the option by considering a number of objective and subjective factors including valuation of comparable companies, sales of convertible preferred stock to unrelated third parties, operating and financial performance and general and industry-specific economic outlook, amongst other factors.

Weighted-Average Expected Term. The Company derived the expected term using several factors including the ratio of market value to the strike price, volatility, proximity to recent vesting and the remaining option term. In addition, the Company considered behavioral factors including portfolio diversification, liquidity considerations, risk aversion and tax planning in its model to determine the expected term.

Volatility. Since the Company has no historical data regarding the volatility of its common stock, the expected volatility used is based upon the volatility of a group of similar entities, referred to as “guideline” companies. In evaluating similarity, the Company considered factors such as industry, stage of life cycle and size.

Risk-Free Interest Rate. The risk-free interest rate is based upon U.S. Treasury zero-coupon issues with remaining terms similar to the expected term of the options.

Dividend Yield. Although the Company has on occasion declared dividends, no future dividends are expected to be available to benefit option holders, and, accordingly, the Company used an expected dividend yield of zero in the valuation model.

Forfeitures. The Company is required to estimate forfeitures at the time of grant, and revise those estimates in subsequent periods if actual forfeitures differ from those estimates. The Company uses historical data to estimate pre-vesting option forfeitures and record stock based compensation expense only for those awards that are expected to vest. To the extent actual forfeitures differ from the estimates, the difference will be recorded as a cumulative adjustment in the period that the estimates are revised.

The Company estimates its forfeiture rate based on an analysis of its actual forfeitures and will continue to evaluate the adequacy of the forfeiture rate assumption based on actual forfeitures, analysis of employee turnover, and other related factors.

The total intrinsic value of share options exercised during the years ended March 31, 2012, 2011 and 2010 was $635,000, $37,000 and $1,000, respectively. The intrinsic value is calculated based on the difference between the exercise price and the fair value of the common stock.

The weighted average grant date fair value of the employee stock options granted during the years ended March 31, 2012 and 2010 was $7.62 and $4.51 per share, respectively. No employee stock options were granted in fiscal 2011.

Stock-based compensation expense, related to stock options granted to the employees included in selling, general and administrative expenses, for the years ended March 31, 2012, 2011 and 2010 was approximately $506,000, $373,000 and $902,000, respectively.

The following table summarizes the activity of unvested restricted stock units and performance share units during fiscal 2012:

Shares-Based Awards	Shares	Weighted- Average Grant Date Fair Value
Unvested at March 31, 2011	—	$—
Granted	65,899	19.00
Vested	—	—
Performance Shares Adjustment	—	—
Forfeited	—	—

Unvested at March 31, 2012	65,899	$19.00

The Company granted 65,899 restricted stock units and performance share units during fiscal 2012. No restricted stock units or performance share units were granted prior to fiscal 2012.

As of March 31, 2012, there was $3.5 million of total unrecognized compensation cost related to unvested share-based compensation arrangements which is expected to be recognized over a weighted average period of 3.7 years.